September 5, 2001




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Transamerica Occidental Life Insurance Company and
         Transamerica Occidental Life Separate Account C (File No. 2-36250)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account C ("separate account"), incorporated by reference is the Semi-Annual Report for the underlying fund, Transamerica Variable Insurance Fund, Inc., for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:    Transamerica Variable Insurance Fund, Inc.
         File #:          811-9010
         CIK #:           1002786
         Accession #:     0001002786-01-500007
         Date of Filing:  August 24, 2001

This Semi-Annual Report is for the period ending June 30, 2001, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Second Vice President
and Assistant Secretary

cc:      F. Bellamy, Esq.
         R. Fink, Esq.